Equity (Narrative) (Details) $ in Thousands					6 Months Ended	12 Months Ended
	Apr. 01, 2015 USD ($) shares	Feb. 11, 2015 USD ($) item shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2015	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Class of Stock [Line Items]
Common shares issued		100
Additional Investment through Agreement, Contributed through Period End | $						$ 214,400
Ownership percentage by parent						88.40%
Equity contributions from AES | $						$ 0	$ 106,400	$ 49,091
Common stock issued and sold to CDPQ | $						$ 214,366
Debt to capitalization ratio						0.65
Preferred stock outstanding						591,353
Change in capital stock						0	0	0
5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Preferred stock issued						500,000
Preferred stock outstanding						500,000
Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding						91,353
AES U.S. Investments [Member]
Class of Stock [Line Items]
Ownership percentage by parent		85.00%
Number of board members | item		9
Ipalco Enterprises, Inc. [Member]
Class of Stock [Line Items]
Additional investment through agreement | $		$ 349,000
Increase in ownership percentage after investment		17.65%
Direct and indirect ownership percentage		30.00%
Ownership percentage by parent		82.35%
Number of board members | item		11
Equity contributions from AES | $			$ 106,400	$ 49,100		$ 0	$ 106,400	$ 49,091
Common stock issued and sold to CDPQ | $						214,366
CDPQ [Member]
Class of Stock [Line Items]
Ownership percentage by parent					11.60%
Number of board members | item		2
Minimum ownership percentage to retain board members		5.00%
Percentage Of Direct And Indirect Ownership Share Of IPALCO	24.90%
Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Equity contributions from AES | $			$ 106,400	$ 49,100		$ 214,364	106,400	49,091
Debt to capitalization ratio						0.65
Total preferred stock dividends declared | $						$ 3,213	$ 3,213	$ 3,213
Preferred stock outstanding						591,353
Change in capital stock						0	0	0
Indianapolis Power And Light Company [Member] | 5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Preferred stock issued						500,000
Preferred stock outstanding						500,000
Indianapolis Power And Light Company [Member] | Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding						91,353
Minimum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						4.00%
Minimum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						4.00%
Maximum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Maximum [Member] | Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock						5.65%
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued and sold to CDPQ (shares)	11,818,828
Common stock issued and sold to CDPQ | $	$ 214,400
Common Stock [Member] | Ipalco Enterprises, Inc. [Member]
Class of Stock [Line Items]
Common stock issued and sold to CDPQ (shares)	11,818,828
Common stock issued and sold to CDPQ | $	$ 214,400